Commitments and Contingencies - Numbers of Items (Details) $ in Millions					1 Months Ended
	Jun. 28, 2018 item	May 15, 2018 USD ($)	Apr. 27, 2018 USD ($)	Mar. 20, 2018 USD ($)	Nov. 24, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 19, 2012 item
Contingencies
Assets						$ 5,307	$ 5,161
Number of search warrants executed authorizing the seizure of certain records from Seaboard's offices in Merriam, Kansas and at the Seaboard Foods employment office and the human resources department in Guymon, Oklahoma. | item								3
Pork Product Purchasers | Pending Litigation
Contingencies
Number of plaintiffs | item	11
Number of consolidated putative class actions | item	3
Seaboard Foods | Regulatory Action
Contingencies
Settlement					$ 1
Cereoil
Contingencies
Percentage of ownership						45.00%
Cereoil | Cereoil Bankruptcy Trustee - Case One | Pending Litigation
Contingencies
Damages sought				$ 22
Cereoil | Cereoil Bankruptcy Trustee - Case Two | Pending Litigation
Contingencies
Damages sought			$ 23
Liabilities			53
Assets			$ 30
Nolston
Contingencies
Percentage of ownership						45.00%
Nolston | Nolston Bankruptcy Trustee | Pending Litigation
Contingencies
Damages sought		$ 14
Liabilities		29
Assets		$ 15